Financial instruments by category	12 Months Ended
Jun. 30, 2020
Financial Instruments By Category [Abstract]
Financial instruments by category
16.	Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer (“CFO”). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2020 are as follows:

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2020
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	57,759	-	-	-	57,759	17,134	74,893
Investment in financial assets:
- Equity securities in public companies	-	574	230	-	804	-	804
- Equity securities in private companies	-	-	-	2,909	2,909	-	2,909
- Deposits	956	61	-	-	1,017	-	1,017
- Bonds	-	7,823	1,444	-	9,267	-	9,267
- Mutual funds	-	4,455	-	-	4,455	-	4,455
- Others	-	2,213	810	232	3,255	-	3,255
Derivative financial instruments:
- Crops options contracts	-	86	-	-	86	-	86
- Crops future contracts	-	15	-	-	15	-	15
- Foreign-currency options contracts	-	-	-	-	-	-	-
- Foreign-currency future contracts	-	16	128	-	144	-	144
- Swaps	-	-	17	-	17	-	17
- Warrants	-	-	-	142	142	-	142
- Others	61	-	20	-	81	-	81
Restricted assets (ii)	8,145	-	-	-	8,145	-	8,145
Financial assets held for sale
- Clal	-	3,377	-	-	3,377	-	3,377
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	27,031	-	-	-	27,031	-	27,031
- Short-term investments	63,765	10,130	-	-	73,895	-	73,895
Total assets	157,717	28,750	2,649	3,283	192,399	17,134	209,533

		Financial liabilities at fair value
	Financial liabilities at amortized cost	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non-financial liabilities	Total
June 30, 2020
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	30,928	-	-	-	30,928	7,881	38,809
Borrowings (excluding finance lease liabilities) (Note 22)	418,807	-	-	-	418,807	-	418,807
Finance lease obligations (Note 22)	-	-	-	-	-	-	-
Derivative financial instruments:
- Crops options contracts	-	71	-	-	71	-	71
- Crops futures contracts	-	37	-	-	37	-	37
- Crops options contracts	-	171	50	-	221	-	221
- Swaps	-	-	95	-	95	-	95
- Forwards	-	-	61	-	61	-	61
- Others	-	-	956	20	976	-	976
Total liabilities	449,735	279	1,162	20	451,196	7,881	459,077

Financial assets and financial liabilities as of June 30, 2019 were as follows

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2019
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	49,341	-	-	-	49,341	13,547	62,888
Investment in financial assets:
- Equity securities in public companies	-	1,367	197	-	1,564	-	1,564
- Equity securities in private companies	-	-	-	2,610	2,610	-	2,610
- Deposits	5,301	51	-	-	5,352	-	5,352
- Bonds	-	22,430	1,518	966	24,914	-	24,914
- Mutual funds	-	10,289	-	-	10,289	-	10,289
- Others	-	3,411	623	500	4,534	-	4,534
Derivative financial instruments:
- Crops futures contracts	-	13	-	-	13	-	13
- Swaps	-	-	16	-	16	-	16
- Warrants	-	-	-	136	136	-	136
- Crops options contracts	-	46	-	-	46	-	46
- Foreign-currency options contracts	-	43	-	-	43	-	43
- Foreign-currency future contracts	-	3	41	-	44	-	44
- Others	-	-	17	-	17	-	17
Restricted assets (ii)	10,808	-	-	-	10,808	-	10,808
Financial assets held for sale
- Clal	-	22,638	-	-	22,638	-	22,638
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	10,142	-	-	-	10,142	-	10,142
- Short-term investments	74,873	4,289	-	-	79,162	-	79,162
Total assets	150,465	64,580	2,412	4,212	221,669	13,547	235,216

	Financial liabilities at amortized	Financial liabilities at fair value			Subtotal financial	Non-financial
	cost (i)	Level 1	Level 2	Level 3	liabilities	liabilities	Total
June 30, 2019
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	26,444	-	-	-	26,444	8,685	35,129
Borrowings (excluding finance lease liabilities) (Note 22)	477,432	-	-	-	477,432	-	477,432
Finance lease obligations (Note 22)	366	-	-	-	366	-	366
Derivative financial instruments:
- Crops futures contracts	-	103	-	-	103	-	103
- Foreign-currency contracts	-	36	-	-	36	-	36
- Crops options contracts	-	89	-	-	89	-	89
- Swaps	-	-	192	-	192	-	192
- Others	-	-	1,246	69	1,315	-	1,315
Total liabilities	504,242	228	1,438	69	505,977	8,685	514,662

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 22).
(ii)	Corresponds to deposits in guarantee and escrows.

Liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17 “Leases”. The categories disclosed are determined by reference to IFRS 9. Finance leases are excluded from the scope of IFRS 7 “Financial Instruments Disclosures”. Therefore, finance leases have been shown separately

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.20			06.30.19
		Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	60,296	(2,537)	57,759	51,753	(2,412)	49,341
Financial liabilities
Trade and other payables	33,465	(2,537)	30,928	28,856	(2,412)	26,444

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	1,059	-	1,059
Interest earned on operating assets	1,782	-	1,782
Interest expenses	(24,357)	-	(24,357)
Foreign exchange loss	(10,197)	-	(10,197)
Dividends income	168	-	168
Fair value gains financial assets at fair value through profit or loss	-	(9,862)	(9,862)
Gain from repurchase of Non-convertible Notes	2,885	-	2,885
Gain on financial instruments derived from commodities	-	439	439
Results from derivative financial instruments, net	-	(1,493)	(1,493)
Other financial income	236	-	236
Other financial results	(1,439)	-	(1,439)
Net result (i)	(29,863)	(10,916)	(40,779)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income	983	-	983
Interest earned on operating assets	841	-	841
Interest expenses	(21,893)	-	(21,893)
Foreign exchange loss	2,633	-	2,633
Dividends income	97	-	97
Fair value gains financial assets at fair value through profit or loss	-	2,797	2,797
Gain / (loss) from repurchase of Non-convertible Notes	74	-	74
Gain on financial instruments derived from commodities	-	446	446
Results from derivative financial instruments, net	-	477	477
Other financial income	695	-	695
Other financial results	(971)	-	(971)
Net result (i)	(17,541)	3,720	(13,821)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	1,267	-	1,267
Interest earned on operating assets	156	-	156
Interest expenses	(19,564)	-	(19,564)
Foreign exchange loss	(19,587)	-	(19,587)
Dividends income	209	-	209
Fair value loss in financial assets at fair value through profit or loss	-	(1,834)	(1,834)
Loss from repurchase of Non-convertible Notes	(5,908)	-	(5,908)
Results from derivative financial instruments, net	-	(743)	(743)
Loss from repurchase of Non-convertible Notes	-	(4)	(4)
Gain on financial instruments derived from commodities	-	56	56
Other financial results	(1,078)	-	(1,078)
Net result (i)	(44,505)	(2,525)	(47,030)

Clal

Clal is a holding company that mainly operates in the insurance and pension markets and in segments of pension funds. The Company holds assets and other businesses (such as insurance agencies) and is one of the largest insurance groups in Israel. Clal mainly develops its activities in three operating segments: long-term savings, general insurance and health insurance.

Given that IDBD failed to meet the requirements set forth to have control over an insurance company, on August 21, 2013, the Commissioner required that IDBD granted an irrevocable power of attorney to Mr. Moshe Tery (“the Trustee”) for the 51% of the shareholding capital and vote interests in Clal, thus transferring control over that investee. From such date, IDBD recognized its equity interest in Clal as a financial asset held for sale, at fair value through profit or loss.

On December 30, 2014, the Commissioner sent an additional letter setting a term by which IDBD’s control over and equity interests in Clal were to be sold and giving directions as to the Trustee’s continuity in office, among other aspects. Refer to Note 4 and Note 40 of these financial statements for the sale of Clal shares.

The following table presents the changes in Level 3 financial instruments as of June 30, 2020 and 2019:

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies’ securities	Investments in financial assets - Others	Investments in financial assets - Warrants	Total
Balance as of June 30, 2018	(51)	2,597	2,064	-	4,610
Additions and acquisitions	-	172	-	-	172
Transfer to level 1 (ii)	-	153	(197)	103	59
Currency translation adjustment	-	(65)	(31)	19	(77)
Gains and losses recognized in the year (i)	(18)	(247)	(370)	14	(621)
Balance as of June 30, 2019	(69)	2,610	1,466	136	4,143
Additions and acquisitions	-	35	-	-	35
Transfer to level 1 (ii)	-	-	-	351	351
Currency translation adjustment	(7)	476	106	245	820
Write off	-	-	(977)	(610)	(1,587)
Gains and losses recognized in the year (i)	56	(212)	(363)	20	(499)
Balance as of June 30, 2020	(20)	2,909	232	142	3,263

(i)	Included within “Financial results, net” in the Statements of income.
(ii)	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.

During the fiscal year ended June 30, 2020 and 2019, shares of private companies were transferred from level 3 to level 1 when they began trading. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*)	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2020, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group.